UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   August 06, 2012


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $940605714



List of Other Included Managers:

No.   13F File Number    Name

                                                            VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE

Apple Inc.                       COMMON           037833100    29200    50000 SH       SOLE                  50000     0        0
ABB Ltd. ADR                     COMMON           000375204    19584  1200000 SH       SOLE                1200000     0        0
Arch Capital Group Ltd.          COMMON           G0450A105    34729   875000 SH       SOLE                 875000     0        0
Adams Express Company            COMMON           006212104     1478   140091 SH       SOLE                 140091     0        0
Alpha Natural Resources, Inc.    COMMON           02076X102     4074   467700 SH       SOLE                 467700     0        0
Aon Corporation                  COMMON           037389103    15460   330492 SH       SOLE                 330492     0        0
Apache Corporation               COMMON           037411105    26057   296478 SH       SOLE                 296478     0        0
ASML Holding N.V.                COMMON           N07059186    29567   575000 SH       SOLE                 575000     0        0
American Express Company         COMMON           025816109    18336   315000 SH       SOLE                 315000     0        0
Berkshire Hathaway Inc. Class A  COMMON           084670108    13744      110 SH       SOLE                    110     0        0
Celgene Corporation              COMMON           151020104     9624   150000 SH       SOLE                 150000     0        0
Central Securities Corporation   COMMON           155123102      773    38102 SH       SOLE                  38102     0        0
Canadian Natural Resources       COMMON           136385101     8055   300000 SH       SOLE                 300000     0        0
Costco Wholesale Corporation     COMMON           22160K105    37478   394500 SH       SOLE                 394500     0        0
Cisco Systems, Inc.              COMMON           17275R102    16483   960000 SH       SOLE                 960000     0        0
Cytokinetics, Incorporated       COMMON           23282W100      339   529900 SH       SOLE                 529900     0        0
Dell Inc.                        COMMON           24702R101    10321   825000 SH       SOLE                 825000     0        0
Diageo plc ADR                   COMMON           25243Q205    36075   350000 SH       SOLE                 350000     0        0
Devon Energy Corporation         COMMON           25179M103     7542   130062 SH       SOLE                 130062     0        0
EMC Corporation                  COMMON           268648102     5767   225000 SH       SOLE                 225000     0        0
Epoch Holding Corporation        COMMON           29428R103    37967  1666667 SH       SOLE                1666667     0        0
EverBank Financial Corp.         COMMON           29977G102     3261   300000 SH       SOLE                 300000     0        0
Ford Motor Company               COMMON           345370860    12122  1264063 SH       SOLE                1264063     0        0
Freeport-McMoRan                 COMMON           35671D857     6814   200000 SH       SOLE                 200000     0        0
Gilead Sciences, Inc.            COMMON           375558103    10989   214300 SH       SOLE                 214300     0        0
Halliburton Company              COMMON           406216101    21293   750000 SH       SOLE                 750000     0        0
Idenix Pharmaceuticals, Inc.     COMMON           45166R204     3397   330414 SH       SOLE                 330414     0        0
International Game Technology    COMMON           459902102    11813   750000 SH       SOLE                 750000     0        0
JPMorgan Chase & Co.             COMMON           46625H100    18580   520000 SH       SOLE                 520000     0        0
JPMorgan Chase & Co.             COMMON           46634E114     2198   225000 SH       SOLE                 225000     0        0
Kohl's Corporation               COMMON           500255104    12921   284050 SH       SOLE                 284050     0        0
MetLife, Inc.                    COMMON           59156R108    10026   325000 SH       SOLE                 325000     0        0
Microsoft Corporation            COMMON           594918104    23554   770000 SH       SOLE                 770000     0        0
M&T Bank Corporation             COMMON           55261F104     9083   110000 SH       SOLE                 110000     0        0
The Manitowoc Company, Inc.      COMMON           563571108    10530   900000 SH       SOLE                 900000     0        0
Nelnet, Inc.                     COMMON           64031N108    14835   645000 SH       SOLE                 645000     0        0
Nucor Corporation                COMMON           670346105     5685   150000 SH       SOLE                 150000     0        0
Owens Corning Inc.               COMMON           690742101     9704   340000 SH       SOLE                 340000     0        0
Universal Display Corporation    COMMON           91347P105     1398    38900 SH       SOLE                  38900     0        0
PepsiCo, Inc.                    COMMON           713448108    21551   305000 SH       SOLE                 305000     0        0
Pfizer Inc.                      COMMON           717081103    17384   755808 SH       SOLE                 755808     0        0
PartnerRe Ltd.                   COMMON           G6852T105    21566   285000 SH       SOLE                 285000     0        0
Platinum Underwriters            COMMON           G7127P100    16574   435000 SH       SOLE                 435000     0        0
QUALCOMM Incorporated            COMMON           747525103    38976   700000 SH       SOLE                 700000     0        0
Everest Re Group, Ltd.           COMMON           G3223R108    25355   245000 SH       SOLE                 245000     0        0
Republic Services, Inc.          COMMON           760759100    25325   957100 SH       SOLE                 957100     0        0
Royce Value Trust, Inc.          COMMON           780910105     1977   158659 SH       SOLE                 158659     0        0
Teradata Corporation             COMMON           88076W103    10441   145000 SH       SOLE                 145000     0        0
Target Corporation               COMMON           87612E106    26767   460000 SH       SOLE                 460000     0        0
The TJX Companies, Inc.          COMMON           872540109    79022  1840708 SH       SOLE                1840708     0        0
Towers Watson & Co. Class A      COMMON           891894107    12339   206000 SH       SOLE                 206000     0        0
United Technologies Corporation  COMMON           913017109    24547   325000 SH       SOLE                 325000     0        0
Visteon Corporation              COMMON           92839U206    10339   275713 SH       SOLE                 275713     0        0
Vodafone Group Plc ADR           COMMON           92857W209    10655   378100 SH       SOLE                 378100     0        0
Weatherford International Ltd.   COMMON           G95089101    25892  2050000 SH       SOLE                2050000     0        0
Waste Management, Inc.           COMMON           94106L109    21042   630000 SH       SOLE                 630000     0        0